Commitments and Contingencies - Summary of Future Minimum Payments under Non-Cancelable Operating Leases (Detail) - Dec. 31, 2020	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	¥ 17,379,941	$ 2,663,592
2022	13,738,864	2,105,573
2023 and after	100,968,426	15,474,088
Total	¥ 132,087,231	$ 20,243,253